UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LAKESHORE CAPITAL, LLC
Address: 3755 CORPORATE WOODS DRIVE, SUITE 200

         BIRMINGHAM, AL  35242

13F File Number:  28-12681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Conn
Title:     President
Phone:     (205)-313-9000

Signature, Place, and Date of Signing:

     /s/  Joel Conn     Birmingham, AL     May 6, 2009



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     $51,965 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Anadarko Petroleum             COM              032511107     4220   108519 SH       SOLE                   102844              5675
                                                                47     1200 SH       OTHER                     200              1000
Apache Corp.                   COM              037411105     2531    39498 SH       SOLE                    37582              1916
                                                                34      525 SH       OTHER                                       525
BB&T Corporation               COM              054937107     3518   207941 SH       SOLE                   196521             11420
                                                                89     5251 SH       OTHER                    2980              2271
Banco Bilbao Vizcaya Argentina COM              05946k101       92    11261 SH       SOLE                    11261
Berkshire Hathaway-B           COM              084670207      251       89 SH       SOLE                       81                 8
Blackrock MuniVest Fund Inc.   COM              09253r105      142    18885 SH       SOLE                    18885
                                                               142    18850 SH       OTHER                   18850
Chevrontexaco Corp             COM              166764100     4468    66447 SH       SOLE                    62890              3557
                                                               366     5444 SH       OTHER                     700              4744
Colonial Prop Trust            COM              195872106       41    10850 SH       SOLE                    10850
Conocophillips                 COM              20825C104     2628    67116 SH       SOLE                    63806              3310
                                                                21      541 SH       OTHER                                       541
Duke Energy Corp               COM              26441C105     2349   164012 SH       SOLE                   155472              8540
                                                                46     3200 SH       OTHER                    1200              2000
Eagle Bancorp Inc.             COM              268948106      110    17638 SH       SOLE                    17418               220
                                                                 4      563 SH       OTHER                                       563
Encana Corp                    COM              292505104     2611    64295 SH       SOLE                    61155              3140
                                                                 8      200 SH       OTHER                     200
Exxon Mobil Corp.              COM              30231g102      142     2087 SH       SOLE                     1040              1047
                                                                89     1300 SH       OTHER                     800               500
Firstmerit Corp.               COM              337915102      301    16557 SH       SOLE                    16557
Hewlett-Packard Co             COM              428236103     3809   118807 SH       SOLE                   112126              6681
                                                                26      800 SH       OTHER                     300               500
MDU Resources Group            COM              552690109     3141   194632 SH       SOLE                   184553             10079
                                                                54     3325 SH       OTHER                    1075              2250
Merck & Co Inc                 COM              589331107     2517    94090 SH       SOLE                    88786              5304
                                                                24      900 SH       OTHER                     900
Microsoft Corp.                COM              594918104      196    10645 SH       SOLE                    10164               481
Middleburg Financial Corp      COM              596094102      155    13500 SH       SOLE                    13300               200
                                                                 9      750 SH       OTHER                                       750
Nabors Industries Ltd.         COM              G6359F103     1184   118535 SH       SOLE                   112830              5705
                                                                 3      300 SH       OTHER                     300
National Oilwell Varco         COM              637071101     1295    45089 SH       SOLE                    43129              1960
                                                                14      500 SH       OTHER                                       500
PNC Financial Services         COM              693475105     1999    68243 SH       SOLE                    64680              3563
                                                                35     1180 SH       OTHER                     407               773
Philip Morris Intl Inc         COM              718172109      176     4950 SH       SOLE                     4950
                                                               125     3500 SH       OTHER                                      3500
Plum Creek Timber Co           COM              729251108     2447    84184 SH       SOLE                    79668              4516
                                                                38     1320 SH       OTHER                    1320
Rayonier Inc                   COM              754907103     3265   108057 SH       SOLE                   102380              5677
                                                               101     3334 SH       OTHER                    1834              1500
Ryland Group Inc               COM              783764103      829    49740 SH       SOLE                    46605              3135
                                                                 8      500 SH       OTHER                                       500
Spectra Energy                 COM              847560109     1348    95367 SH       SOLE                    90389              4978
                                                                31     2190 SH       OTHER                    1190              1000
Torchmark Corp                 COM              891027104      916    34910 SH       SOLE                    34910
Washington Real Estate         COM              939653101     2886   166812 SH       SOLE                   157705              9107
                                                                65     3750 SH       OTHER                    2200              1550
John Han Bk & Thrift Opp Fd    COM              409735206      906    84304 SH       SOLE                    79107              5197
                                                                30     2800 SH       OTHER                    2550               250
Washington Real Estate Invt Tr CONV             939653AJ0       84   100000 PRN      SOLE                   100000